Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash provided by (used in) Operations
Net (loss) income	$ (54,495)	$ 31,044	$ 68,846
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization of property and equipment	24,950	25,028	26,914
Amortization of intangible assets	9,571	9,573	8,986
Amortization of deferred financing fees	2,155	2,991	3,270
Non-cash interest expense (recovery) on long-term debt	260	966	(967)
Non-cash interest expense on related party long-term debt			5,297
Non-cash restructuring costs in other long-term liabilities	(1,200)	5,358
Stock-based compensation	3,284	9,128	9,181
Loss (gain) on foreign exchange	7,129	8,268	(11,483)
Deferred income tax (recovery) expense	(7,663)	(8,448)	(340)
Impairment of goodwill	34,173
Impairment of property and equipment	2,194
Loss on disposal of property and equipment	88	217	86
Trade receivables	26,321	5,501	(11,048)
Other current assets	2,564	(4,705)	6,400
Inventory	43,796	(32,377)	(16,689)
Income taxes recoverable and payable	(16,197)	(13,422)	(5,556)
Accounts payable, accrued and other current liabilities	(6,509)	9,835	(12,739)
Deferred revenue	(84)	8,686	14,810
Cash provided by operating activities	70,337	57,643	84,968
Investing
Business acquisition			(82,000)
Cash of subsidiary at date of acquisition			7,974
Capital expenditures	(19,269)	(23,132)	(27,498)
Proceeds from sale of property and equipment	49	105	14
Intangible assets	(201)		(502)
Cash used in investing activities	(19,421)	(23,027)	(102,012)
Financing
Proceeds from IPO, net			134,314
Financing fees paid			(1,396)
Repurchase of common shares	(750)	(9,755)
Repayment of debt	(3,050)	(48,052)	(239,307)
Participant equity loan plan, net	480	31	8,251
Cash used in financing activities	(3,320)	(57,776)	(98,138)
Effect of exchange rate changes on cash and cash equivalents	(1,748)	(330)	4,038
Net increase (decrease) in cash and cash equivalents	45,848	(23,490)	(111,144)
Cash and cash equivalents, beginning of year	95,535	119,025	230,169
Cash and cash equivalents, end of year	141,383	95,535	119,025
Cash and cash equivalents are comprised as follows
Cash	24,318	19,421	10,662
Short-term investments	117,065	76,114	108,363
Cash and cash equivalents	141,383	95,535	119,025
Supplemental cash flow disclosures
Interest paid	10,398	12,182	29,721
Interest received	394	536	574
Income taxes paid	14,981	30,052	38,674
Amount of non-cash capital expenditures in accounts payable and accrued and other current liabilities	$ 2,292	$ 1,975	$ 4,368